Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Argentina — 1.0%
Banco BBVA Argentina SA ADR(1)(2)	11,711	$ 121,443
Banco Macro SA ADR(1)	1,900	120,650
Central Puerto SA ADR	18,400	174,248
CRESUD SA ADR	6,765	58,450
Despegar.com Corp.(1)	6,849	84,927
IRSA Inversiones y Representaciones SA ADR(1)(2)	16,179	184,117
Loma Negra Cia Industrial Argentina SA ADR(1)(2)	13,400	108,004
MercadoLibre, Inc.(1)	1,427	2,928,147
Pampa Energia SA ADR(1)(2)	6,575	394,763
Telecom Argentina SA ADR(1)	17,600	132,704
Transportadora de Gas del Sur SA, Class B ADR(1)	26,370	483,626
YPF SA ADR(1)	29,664	629,173
		$ 5,420,252
Bahrain — 0.6%
Al Salam Bank BSC	4,747,654	$ 2,697,786
GFH Financial Group BSC	956,057	325,039
		$ 3,022,825
Bangladesh — 0.4%
Al-Arafah Islami Bank PLC	356,656	$ 69,978
Bangladesh Export Import Co. Ltd.(3)	247,636	171,838
Beximco Pharmaceuticals Ltd.	79,073	48,113
British American Tobacco Bangladesh Co. Ltd.	21,052	69,195
GrameenPhone Ltd.	72,336	211,240
Jamuna Oil Co. Ltd.	50,340	75,043
Khulna Power Co. Ltd.	231,595	22,780
LafargeHolcim Bangladesh Ltd.	194,809	100,274
LankaBangla Finance PLC	629,970	92,881
Meghna Petroleum Ltd.	38,062	67,061
Olympic Industries Ltd.	50,610	77,989
Padma Oil Co. Ltd.	25,811	43,149
Pubali Bank PLC	449,986	96,603
Social Islami Bank PLC	1,537,392	157,388
Square Pharmaceuticals PLC	292,370	558,844
Summit Power Ltd.	372,759	53,477
Titas Gas Transmission & Distribution Co. Ltd.	163,853	31,619
Unique Hotel & Resorts PLC	394,668	175,314
United Commercial Bank PLC	1,306,891	124,068
		$ 2,246,854
Botswana — 0.5%
First National Bank of Botswana Ltd.	1,246,418	$ 472,895
Security	Shares	Value
Botswana (continued)
Letshego Holdings Ltd.	2,688,951	$ 237,106
Sechaba Breweries Holdings Ltd.	731,999	1,796,009
		$ 2,506,010
Brazil — 4.5%
Adecoagro SA(2)	20,500	$ 226,935
Allos SA	33,689	135,122
AMBEV SA	384,325	922,769
Arcos Dorados Holdings, Inc., Class A	25,165	219,439
Atacadao SA(1)	46,200	78,446
Azzas 2154 SA	15,666	121,269
B3 SA - Brasil Bolsa Balcao	107,755	211,843
Banco Bradesco SA, PFC Shares	75,130	202,730
Banco do Brasil SA	55,200	275,407
Braskem SA, Class A, PFC Shares(1)	28,900	105,728
BRF SA(1)	83,000	360,326
CCR SA	119,400	265,202
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	65,766	527,678
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR(2)	48,898	808,773
Cia Energetica de Minas Gerais, PFC Shares	149,760	313,392
Cogna Educacao SA(1)	267,100	62,758
Cosan SA	75,536	181,363
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	19,852	88,552
Cury Construtora e Incorporadora SA	18,200	74,702
Cyrela Brazil Realty SA Empreendimentos e Participacoes	64,624	243,421
Direcional Engenharia SA	19,100	106,058
Embraer SA(1)	44,300	390,086
Engie Brasil Energia SA	12,825	99,936
Equatorial Energia SA	54,600	325,734
Fleury SA	69,995	198,253
Gerdau SA, PFC Shares	51,120	179,230
Grendene SA	79,100	81,747
Hapvida Participacoes e Investimentos SA(1)(4)	984,257	722,695
Hypera SA	54,900	264,337
Iguatemi SA	33,840	130,945
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	38,800	143,158
Itau Unibanco Holding SA, PFC Shares	53,893	357,229
Itausa SA, PFC Shares	62,788	127,588
JBS SA	51,902	301,349
Klabin SA, PFC Shares	258,500	199,295
Localiza Rent a Car SA	52,932	398,372
Lojas Renner SA	144,855	480,217
Magazine Luiza SA(1)	53,900	95,973
Marfrig Global Foods SA(1)	42,100	105,410

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
MRV Engenharia e Participacoes SA(1)	64,300	$ 85,455
Multiplan Empreendimentos Imobiliarios SA	27,000	127,127
Natura & Co. Holding SA	79,100	204,004
NU Holdings Ltd., Class A(1)	46,800	638,820
Odontoprev SA	89,700	185,239
Petroleo Brasileiro SA, PFC Shares	394,891	2,610,280
Prio SA	29,300	233,047
Raia Drogasil SA	86,752	405,916
Raizen SA, PFC Shares	212,300	120,809
Rede D'Or Sao Luiz SA(4)	219,100	1,243,968
Rumo SA	70,999	260,657
Sendas Distribuidora SA(1)	81,380	111,590
SLC Agricola SA	20,600	68,822
Smartfit Escola de Ginastica e Danca SA	44,300	174,347
Suzano SA	31,841	318,194
Telefonica Brasil SA	90,505	927,362
TIM SA	158,975	546,580
TOTVS SA	78,600	412,067
Transmissora Alianca de Energia Eletrica SA	40,076	251,886
Ultrapar Participacoes SA	73,348	285,572
Vale SA	159,018	1,853,853
Vibra Energia SA	185,864	798,358
Vivara Participacoes SA	16,600	82,060
WEG SA	119,728	1,195,368
XP, Inc. BDR	3,900	69,779
YDUQS Participacoes SA	58,400	98,518
		$ 23,443,145
Bulgaria — 0.2%
Bulgartabac Holding AD(1)	3,450	$ 16,298
Industrial Holding Bulgaria PLC(1)	443,968	437,890
Sopharma AD	246,595	834,012
		$ 1,288,200
Chile — 2.5%
Aguas Andinas SA, Series A	522,654	$ 161,525
Banco de Chile	6,307,082	805,465
Banco de Credito e Inversiones SA	9,960	309,973
Banco Santander Chile ADR	28,749	596,829
CAP SA(1)	34,019	228,247
Cencosud SA	466,149	940,948
Cencosud Shopping SA	230,782	402,339
Cia Cervecerias Unidas SA ADR	31,700	368,671
Cia Sud Americana de Vapores SA	10,549,689	645,198
Colbun SA	1,586,584	214,981
Embotelladora Andina SA, Series B ADR	23,172	464,598
Security	Shares	Value
Chile (continued)
Empresa Nacional de Telecomunicaciones SA	98,246	$ 344,008
Empresas CMPC SA	283,375	492,649
Empresas COPEC SA	127,871	855,998
Enel Americas SA	5,220,130	532,824
Enel Chile SA	6,569,086	362,134
Engie Energia Chile SA(1)	118,694	114,938
Falabella SA(1)	454,592	1,684,490
Inversiones Aguas Metropolitanas SA	149,380	117,073
Parque Arauco SA	315,323	555,791
Plaza SA	163,930	281,493
Quinenco SA	108,178	376,934
Ripley Corp. SA(1)	1,523,868	452,250
Sociedad Quimica y Minera de Chile SA ADR(2)	32,200	1,342,096
SONDA SA	210,171	80,822
Vina Concha y Toro SA	162,058	199,495
		$ 12,931,769
China — 15.9%
AAC Technologies Holdings, Inc.	70,500	$ 287,423
Agricultural Bank of China Ltd., Class H	696,000	324,734
Air China Ltd., Class H(1)(2)	366,000	202,280
Akeso, Inc.(1)(2)(4)	38,000	333,234
Alibaba Group Holding Ltd. ADR	14,209	1,507,859
Alibaba Health Information Technology Ltd.(1)	550,000	369,861
Aluminum Corp. of China Ltd., Class H	534,000	419,026
Anhui Conch Cement Co. Ltd., Class H	186,000	542,366
ANTA Sports Products Ltd.	69,143	818,503
Baidu, Inc. ADR(1)(2)	5,200	547,508
Bank of China Ltd., Class H	844,275	394,276
Bank of Communications Co. Ltd., Class H	369,000	280,668
Baoshan Iron & Steel Co. Ltd., Class A	104,100	102,412
BeiGene Ltd. ADR(1)(2)	4,425	993,457
Beijing Enterprises Holdings Ltd.	95,500	339,614
Beijing Enterprises Water Group Ltd.	806,000	250,174
Beijing Haixin Energy Technology Co. Ltd., Class A(1)	85,280	50,702
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	234,800	200,998
BOE Technology Group Co. Ltd., Class A	353,900	223,938
BYD Co. Ltd., Class H	13,672	487,789
BYD Electronic International Co. Ltd.	92,500	382,583
CGN Power Co. Ltd., Class H(4)	1,143,000	439,049
Changchun High-Tech Industry Group Co. Ltd., Class A	11,600	180,738
Chaozhou Three-Circle Group Co. Ltd., Class A	49,900	262,879
China CITIC Bank Corp. Ltd., Class H	153,000	97,129
China Conch Venture Holdings Ltd.	132,000	129,209
China Construction Bank Corp., Class H	1,275,745	951,322
China Everbright Environment Group Ltd.	262,148	125,692

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Gas Holdings Ltd.	340,800	$ 314,739
China Hongqiao Group Ltd.	202,500	332,182
China International Marine Containers Group Co. Ltd., Class H	105,261	82,077
China Life Insurance Co. Ltd., Class H	106,000	208,766
China Mengniu Dairy Co. Ltd.	163,000	382,341
China Merchants Bank Co. Ltd., Class H	56,000	271,368
China Merchants Port Holdings Co. Ltd.	84,000	133,101
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A(3)	935,251	0
China Nonferrous Mining Corp. Ltd.	118,000	96,056
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	77,200	225,579
China Oilfield Services Ltd., Class H	266,000	244,025
China Overseas Land & Investment Ltd.	346,360	693,844
China Petroleum & Chemical Corp., Class H	3,548,200	2,181,765
China Power International Development Ltd.	694,000	329,464
China Railway Group Ltd., Class H	400,000	207,215
China Resources Beer Holdings Co. Ltd.	112,000	479,557
China Resources Gas Group Ltd.	198,000	792,470
China Resources Land Ltd.	262,611	944,693
China Resources Pharmaceutical Group Ltd.(4)	221,500	170,314
China Resources Power Holdings Co. Ltd.	272,000	733,249
China Shenhua Energy Co. Ltd., Class H	431,574	1,922,118
China Southern Airlines Co. Ltd., Class H(1)	562,500	266,064
China State Construction International Holdings Ltd.	180,000	279,386
China Tourism Group Duty Free Corp. Ltd., Class A	11,076	119,943
China Vanke Co. Ltd., Class H(1)(2)	452,317	425,885
China Yangtze Power Co. Ltd., Class A	236,900	1,012,836
Chinasoft International Ltd.(2)	272,000	180,613
CITIC Ltd.	415,000	482,399
CITIC Securities Co. Ltd., Class H	43,500	113,199
CMOC Group Ltd., Class H	1,020,000	984,673
COFCO Joycome Foods Ltd.(1)(2)(5)	452,000	95,764
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	330,000	399,580
COSCO SHIPPING Holdings Co. Ltd., Class H	350,294	585,320
Country Garden Services Holdings Co. Ltd.	153,425	126,388
CRRC Corp. Ltd., Class H	327,000	212,837
CSPC Pharmaceutical Group Ltd.	924,560	708,043
Daqo New Energy Corp. ADR(1)(2)	5,500	112,035
Dongyue Group Ltd.	189,000	187,019
East Money Information Co. Ltd., Class A	95,289	271,434
ESR Group Ltd.(4)	328,000	521,415
Fufeng Group Ltd.	162,000	99,781
Full Truck Alliance Co. Ltd. ADR	36,500	328,865
Ganfeng Lithium Group Co. Ltd., Class A	23,100	111,934
Security	Shares	Value
China (continued)
Ganfeng Lithium Group Co. Ltd., Class H(4)	72,000	$ 203,636
GCL Technology Holdings Ltd.(1)	1,813,000	323,566
GDS Holdings Ltd., Class A(1)	182,300	472,873
GEM Co. Ltd., Class A	124,200	125,455
Giant Biogene Holding Co. Ltd.(4)	29,200	188,920
GoerTek, Inc., Class A	226,900	729,102
Great Wall Motor Co. Ltd., Class H	316,259	580,862
Guangdong Investment Ltd.	646,829	432,068
Guanghui Energy Co. Ltd., Class A	306,545	312,383
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H(2)	46,000	120,878
Haier Smart Home Co. Ltd., Class A	135,829	613,979
Hansoh Pharmaceutical Group Co. Ltd.(2)(4)	176,000	469,847
Hengan International Group Co. Ltd.	39,500	134,902
Hua Hong Semiconductor Ltd.(4)	66,000	175,980
Huadian Power International Corp. Ltd., Class H(2)	448,000	254,662
Huadong Medicine Co. Ltd., Class A	30,560	150,873
Hualan Biological Engineering, Inc., Class A	59,670	151,324
Huaneng Power International, Inc., Class H	764,000	466,505
Huayu Automotive Systems Co. Ltd., Class A	82,100	208,119
Hundsun Technologies, Inc., Class A	23,173	74,675
Hygeia Healthcare Holdings Co. Ltd.(1)(2)(4)	39,000	117,445
Iflytek Co. Ltd., Class A	37,950	239,395
Industrial & Commercial Bank of China Ltd., Class H	1,016,000	598,696
Industrial Bank Co. Ltd., Class A	93,482	254,688
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	34,300	140,985
Innovent Biologics, Inc.(1)(4)	90,000	539,765
JD Health International, Inc.(1)(4)	63,250	276,153
JD.com, Inc., Class A	38,150	765,208
Jiangsu Expressway Co. Ltd., Class H	390,000	393,983
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	53,872	396,624
Jiangsu Yanghe Distillery Co. Ltd., Class A	15,400	215,416
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	38,750	210,516
Jiangxi Copper Co. Ltd., Class H	255,000	512,288
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	41,300	136,113
KE Holdings, Inc. ADR	71,400	1,421,574
Kingboard Holdings Ltd.	71,200	179,107
Kingdee International Software Group Co. Ltd.(1)	244,000	275,171
Kingsoft Corp. Ltd.	44,400	166,391
Kunlun Energy Co. Ltd.	510,000	524,061
Kweichow Moutai Co. Ltd., Class A	4,910	1,203,178
Legend Biotech Corp. ADR(1)	5,317	259,097
Lenovo Group Ltd.	632,000	847,219
Li Ning Co. Ltd.	70,312	172,865
Longfor Group Holdings Ltd.(2)(4)	155,000	292,073

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
LONGi Green Energy Technology Co. Ltd., Class A	241,144	$ 597,785
Luxshare Precision Industry Co. Ltd., Class A	179,851	1,104,205
Luzhou Laojiao Co. Ltd., Class A	7,900	165,550
Maanshan Iron & Steel Co. Ltd., Class H(1)	1,305,000	208,047
Meituan, Class B(1)(4)	62,041	1,317,464
MMG Ltd.(1)	1,232,000	427,866
NARI Technology Co. Ltd., Class A	96,652	376,914
NAURA Technology Group Co. Ltd., Class A	4,000	207,734
NetEase, Inc. ADR	7,200	673,272
Ningxia Baofeng Energy Group Co. Ltd., Class A	41,400	101,846
Orient Overseas International Ltd.	8,500	119,622
PDD Holdings, Inc. ADR(1)	8,200	1,105,442
PetroChina Co. Ltd., Class H	3,032,300	2,446,070
PICC Property & Casualty Co. Ltd., Class H	130,000	192,435
Ping An Bank Co. Ltd., Class A	44,700	77,007
Ping An Insurance Group Co. of China Ltd., Class H	75,046	471,253
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	145,015	224,227
Poly Developments and Holdings Group Co. Ltd., Class A	74,600	114,876
Postal Savings Bank of China Co. Ltd., Class H(4)	136,000	80,380
Sanan Optoelectronics Co. Ltd., Class A	53,900	95,024
SDIC Power Holdings Co. Ltd., Class A	112,800	272,229
Shandong Gold Mining Co. Ltd., Class A	86,844	361,581
Shandong Gold Mining Co. Ltd., Class H(4)	116,500	259,920
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	276,400	200,009
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	98,500	196,366
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,400	280,953
Shanxi Coking Coal Energy Group Co. Ltd., Class A	104,430	141,409
Shenergy Co. Ltd., Class A	227,799	275,123
Shenwan Hongyuan Group Co. Ltd., Class A	139,900	113,140
Shenzhen Energy Group Co. Ltd., Class A	290,352	287,520
Shenzhen Inovance Technology Co. Ltd., Class A	37,700	332,227
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,400	305,156
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	56,300	276,650
Shougang Fushan Resources Group Ltd.	290,000	109,427
Sichuan Chuantou Energy Co. Ltd., Class A	152,000	407,793
Silergy Corp.	8,000	117,816
Sino Biopharmaceutical Ltd.	1,422,750	671,234
Sinopec Oilfield Service Corp., Class H(1)	2,725,500	209,928
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	1,272,000	195,918
Sinopharm Group Co. Ltd., Class H	138,800	366,188
Sinotruk Hong Kong Ltd.	50,500	150,801
SITC International Holdings Co. Ltd.	84,000	225,317
Smoore International Holdings Ltd.(2)(4)	115,000	188,978
Sunny Optical Technology Group Co. Ltd.	43,400	314,017
TBEA Co. Ltd., Class A	218,684	454,087
Security	Shares	Value
China (continued)
TCL Technology Group Corp., Class A	410,080	$ 265,567
Tencent Holdings Ltd.	144,411	8,029,950
Tingyi (Cayman Islands) Holding Corp.	278,000	398,835
TravelSky Technology Ltd., Class H	93,000	136,589
Trip.com Group Ltd. ADR(1)	12,900	766,647
Tsingtao Brewery Co. Ltd., Class H	70,000	542,639
Uni-President China Holdings Ltd.	290,000	270,422
Wanhua Chemical Group Co. Ltd., Class A	41,920	538,560
Want Want China Holdings Ltd.	391,000	267,616
Weichai Power Co. Ltd., Class H	222,200	406,124
WH Group Ltd.(4)	573,500	451,688
Wuliangye Yibin Co. Ltd., Class A	21,600	494,222
WuXi Biologics Cayman, Inc.(1)(4)	99,500	219,979
Xiaomi Corp., Class B(1)(4)	965,801	2,720,365
Xinjiang Zhongtai Chemical Co. Ltd., Class A(1)	112,800	63,750
Xinyi Glass Holdings Ltd.(2)	132,000	154,686
Yangzijiang Financial Holding Ltd.	316,000	98,104
Yangzijiang Shipbuilding Holdings Ltd.	316,000	603,116
Yankuang Energy Group Co. Ltd., Class H(2)	639,600	900,381
Youngor Fashion Co. Ltd., Class A	80,800	92,482
Yuexiu Property Co. Ltd.	109,000	87,858
Yunnan Baiyao Group Co. Ltd., Class A	20,557	177,451
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,500	200,832
Zhaojin Mining Industry Co. Ltd., Class H(2)	278,000	488,643
Zhejiang Expressway Co. Ltd., Class H	274,000	190,824
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	77,088	213,856
Zhuzhou CRRC Times Electric Co. Ltd., Class H	60,800	238,153
Zijin Mining Group Co. Ltd., Class H	546,000	1,219,025
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	209,800	153,290
ZTE Corp., Class H	172,939	443,159
ZTO Express Cayman, Inc. ADR	15,100	374,027
		$ 83,974,025
Colombia — 0.5%
Bancolombia SA	23,816	$ 205,202
Bancolombia SA ADR, PFC Shares	10,200	320,076
Cementos Argos SA	273,378	487,473
Ecopetrol SA	2,047,309	915,096
Geopark Ltd.	11,800	92,866
Grupo de Inversiones Suramericana SA	27,218	187,664
Interconexion Electrica SA ESP	110,389	448,270
		$ 2,656,647
Croatia — 0.6%
Adris Grupa DD, PFC Shares	6,147	$ 406,342

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Croatia (continued)
Arena Hospitality Group DD	2,091	$ 76,424
Atlantic Grupa DD	2,113	117,459
Ericsson Nikola Tesla DD	881	182,945
Hrvatski Telekom DD	25,199	928,178
Koncar-Elektroindustrija DD	284	117,081
Plava Laguna DD	217	82,170
Podravka Prehrambena Ind DD	2,414	411,221
Valamar Riviera DD	93,891	522,468
Zagrebacka Banka DD	6,564	140,589
		$ 2,984,877
Czech Republic — 0.6%
CEZ AS	52,673	$ 2,049,020
Colt CZ Group SE	7,347	209,047
Komercni Banka AS	12,517	441,269
Moneta Money Bank AS(4)	62,411	306,413
Philip Morris CR AS	349	235,583
		$ 3,241,332
Egypt — 0.6%
Abou Kir Fertilizers & Chemical Industries	131,900	$ 173,814
Commercial International Bank - Egypt (CIB)	425,736	745,126
Eastern Co. SAE	901,970	485,734
EFG Holding SAE(1)	329,280	166,709
E-Finance for Digital & Financial Investments	496,808	234,491
Egyptian International Pharmaceutical Industries Co.	37,035	37,614
ElSewedy Electric Co.	321,993	483,396
Ezz Steel Co. SAE(1)	70,500	170,760
Madinet Masr For Housing & Development	728,217	68,210
Misr Fertilizers Production Co. SAE	171,600	153,464
Oriental Weavers	309,329	153,901
Talaat Moustafa Group	268,673	354,484
		$ 3,227,703
Estonia — 0.5%
Tallink Grupp AS	2,725,569	$ 1,769,366
TKM Grupp AS	87,200	934,208
		$ 2,703,574
Ghana — 0.2%
Aluworks Ltd.(1)(3)	5,176,100	$ 0
CalBank PLC(1)	341,902	6,067
GCB Bank PLC(1)	1,100,970	418,133
Societe Generale Ghana PLC(1)	1,345,362	127,726
Security	Shares	Value
Ghana (continued)
Standard Chartered Bank Ghana PLC	210,466	$ 294,291
Unilever Ghana PLC	249,000	260,268
		$ 1,106,485
Greece — 1.2%
Aegean Airlines SA	6,052	$ 73,566
Alpha Services and Holdings SA	115,150	199,956
Athens Water Supply & Sewage Co. SA	7,175	45,949
Costamare, Inc.	13,966	219,545
Eurobank Ergasias Services and Holdings SA, Class A	228,361	523,042
GEK TERNA SA	9,891	194,322
Hellenic Telecommunications Organization SA	55,732	961,684
Helleniq Energy Holdings SA	23,858	185,324
Holding Co. ADMIE IPTO SA	39,952	105,223
HUUUGE, Inc.(1)(4)	13,930	65,572
JUMBO SA	22,835	654,038
LAMDA Development SA(1)	8,969	74,913
Metlen Energy & Metals SA	12,114	476,304
Motor Oil (Hellas) Corinth Refineries SA	25,480	603,750
National Bank of Greece SA	60,470	516,932
OPAP SA	39,177	696,056
Public Power Corp. SA	23,724	317,991
Terna Energy SA	5,946	129,102
Titan Cement International SA	12,757	506,496
		$ 6,549,765
Hungary — 0.7%
Magyar Telekom Telecommunications PLC	60,229	$ 177,108
MOL Hungarian Oil & Gas PLC	108,132	808,841
OTP Bank Nyrt	19,418	1,015,665
Richter Gedeon Nyrt	46,034	1,418,148
		$ 3,419,762
Iceland — 0.7%
Alvotech SA(1)	18,000	$ 214,200
Arion Banki Hf.(4)	210,165	226,391
Brim Hf.	523,945	303,222
Eik Fasteignafelag Hf.	1,131,355	101,364
Eimskipafelag Islands Hf.	20,268	53,048
Festi Hf.	299,453	482,843
Hagar Hf.	396,887	252,535
Heimar Hf.(1)	787,588	179,682
Icelandair Group Hf.(1)	9,750,113	85,505
Islandsbanki Hf.	101,860	83,697
Kvika banki Hf.(1)	595,941	78,121
Marel Hf.	131,822	509,181

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Olgerdin Egill Skallagrims Hf.(1)	893,270	$ 115,710
Reitir Fasteignafelag Hf.	305,419	212,482
Sildarvinnslan Hf.(1)	274,152	198,845
Siminn Hf.	3,091,988	238,005
Sjova-Almennar Tryggingar Hf.	328,847	99,691
Syn Hf.(1)	166,726	39,236
		$ 3,473,758
India — 8.5%
ABB India Ltd.	2,412	$ 232,386
ACC Ltd.	3,567	106,716
Adani Enterprises Ltd.	8,725	325,597
Adani Green Energy Ltd.(1)	9,292	211,537
Adani Ports & Special Economic Zone Ltd.	13,219	228,061
Adani Power Ltd.(1)	37,179	290,791
Adani Total Gas Ltd.	22,093	207,287
Alkem Laboratories Ltd.	3,800	275,510
Apollo Hospitals Enterprise Ltd.	6,412	551,140
Ashok Leyland Ltd.	75,540	212,232
Asian Paints Ltd.	13,099	519,354
Astral Ltd.	4,133	98,172
Aurobindo Pharma Ltd.	23,200	405,385
Avenue Supermarts Ltd.(1)(4)	4,100	249,931
Axis Bank Ltd.	25,838	379,684
Bajaj Auto Ltd.	1,140	167,956
Bajaj Finance Ltd.	2,000	183,633
Bharat Forge Ltd.	14,994	271,502
Bharat Petroleum Corp. Ltd.	73,200	322,180
Bharti Airtel Ltd.	160,000	3,269,082
Biocon Ltd.	74,752	323,378
Bosch Ltd.	952	428,710
Britannia Industries Ltd.	3,000	227,042
CG Power & Industrial Solutions Ltd.	24,000	217,484
Cipla Ltd.	26,154	517,022
Colgate-Palmolive (India) Ltd.	4,100	186,551
Container Corp. of India Ltd.	11,788	128,855
Cummins India Ltd.	1,875	85,426
Dabur India Ltd.	16,400	122,196
Divi's Laboratories Ltd.	6,919	450,904
DLF Ltd.	38,758	413,696
Dr. Lal PathLabs Ltd.(4)	4,214	165,939
Dr. Reddy's Laboratories Ltd.	6,418	516,514
Eicher Motors Ltd.	3,700	222,351
Embassy Office Parks REIT	41,800	195,574
Fortis Healthcare Ltd.	43,036	316,216
GAIL (India) Ltd.	144,000	412,619
Security	Shares	Value
India (continued)
GlaxoSmithKline Pharmaceuticals Ltd.	6,312	$ 207,052
Glenmark Pharmaceuticals Ltd.	12,558	252,393
Godrej Consumer Products Ltd.	9,364	155,691
Godrej Properties Ltd.(1)	7,252	273,863
Grasim Industries Ltd.	8,195	272,594
Havells India Ltd.	10,504	253,162
HCL Technologies Ltd.	42,337	906,814
HDFC Bank Ltd.	21,816	449,273
HDFC Life Insurance Co. Ltd.(4)	7,000	60,013
Hero MotoCorp Ltd.	7,524	514,272
Hindalco Industries Ltd.	29,400	265,321
Hindustan Aeronautics Ltd.(5)	5,400	284,907
Hindustan Petroleum Corp. Ltd.	73,122	383,890
Hindustan Unilever Ltd.	23,929	844,932
Hindustan Zinc Ltd.	27,461	170,947
ICICI Bank Ltd.	36,451	553,577
Indian Hotels Co. Ltd.	22,700	186,001
Indian Oil Corp. Ltd.	132,000	282,962
Indian Railway Catering & Tourism Corp. Ltd.	8,800	97,268
IndusInd Bank Ltd.	5,700	98,222
Info Edge India Ltd.	5,400	525,573
Infosys Ltd.	115,013	2,571,755
InterGlobe Aviation Ltd.(1)(4)	3,500	199,653
ITC Ltd.	71,847	444,129
Jindal Steel & Power Ltd.	26,049	322,082
Jio Financial Services Ltd.(1)	45,331	189,253
JSW Steel Ltd.	30,895	379,302
Kotak Mahindra Bank Ltd.	9,041	200,494
Larsen & Toubro Ltd.	11,538	506,594
Laurus Labs Ltd.(4)	18,991	104,336
LTIMindtree Ltd.(4)	2,744	204,443
Lupin Ltd.	13,532	354,274
Mahindra & Mahindra Ltd.	15,361	570,633
Marico Ltd.	24,500	203,101
Maruti Suzuki India Ltd.	3,087	487,755
Max Healthcare Institute Ltd.	45,700	541,827
Mphasis Ltd.	4,679	167,854
Nestle India Ltd.	8,650	278,389
NTPC Ltd.	178,878	943,409
Persistent Systems Ltd.	5,600	364,353
Petronet LNG Ltd.	70,400	287,422
Phoenix Mills Ltd.	17,000	376,901
PI Industries Ltd.	3,875	215,969
Pidilite Industries Ltd.	4,200	168,565
Piramal Enterprises Ltd.	9,818	128,822
Power Grid Corp. of India Ltd.	139,964	588,051

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
PVR Inox Ltd.(1)	5,206	$ 103,723
Reliance Industries Ltd.	85,812	3,024,077
SBI Life Insurance Co. Ltd.(4)	2,900	63,723
Siemens Ltd.	3,216	277,604
SRF Ltd.	3,242	96,558
State Bank of India GDR(5)	1,968	183,177
Sun Pharmaceutical Industries Ltd.	63,892	1,468,371
Tata Communications Ltd.	20,183	514,104
Tata Consultancy Services Ltd.	33,114	1,687,102
Tata Consumer Products Ltd.	22,090	315,339
Tata Elxsi Ltd.	1,500	138,473
Tata Motors Ltd.	57,286	666,178
Tata Power Co. Ltd.	113,900	654,786
Tata Steel Ltd.	197,542	396,565
Tech Mahindra Ltd.	27,077	510,117
Titan Co. Ltd.	11,734	535,702
Torrent Pharmaceuticals Ltd.	7,900	321,227
Trent Ltd.	3,000	270,894
Tube Investments of India Ltd.	2,704	139,284
United Spirits Ltd.	14,200	269,536
UPL Ltd.	25,559	186,413
Varun Beverages Ltd.	27,500	199,438
Vedanta Ltd.	52,000	317,679
Vodafone Idea Ltd.(1)	841,401	104,070
Voltas Ltd.	14,121	311,719
Wipro Ltd.	43,053	277,447
Zydus Life Sciences Ltd.	19,960	255,116
		$ 44,565,128
Indonesia — 2.6%
Adaro Energy Indonesia Tbk. PT	3,538,300	$ 890,640
AKR Corporindo Tbk. PT	974,300	99,793
Amman Mineral Internasional PT(1)	209,500	128,509
Aneka Tambang Tbk. PT	1,547,400	151,090
Aspirasi Hidup Indonesia Tbk. PT	1,992,400	121,086
Astra Agro Lestari Tbk. PT	213,500	93,271
Astra International Tbk. PT	4,279,900	1,425,480
Bank Central Asia Tbk. PT	817,600	557,698
Bank Mandiri Persero Tbk. PT	770,400	354,380
Bank Negara Indonesia Persero Tbk. PT	373,400	131,855
Bank Rakyat Indonesia Persero Tbk. PT	1,527,228	499,499
Barito Renewables Energy Tbk. PT	1,527,300	663,117
Bintang Oto Global Tbk. PT(1)(3)	1,103,500	49,271
Bukalapak.com Tbk. PT(1)	14,207,700	113,530
Bukit Asam Tbk. PT	807,500	164,168
Bumi Serpong Damai Tbk. PT(1)	3,520,600	277,346
Security	Shares	Value
Indonesia (continued)
Charoen Pokphand Indonesia Tbk. PT	579,700	$ 179,805
Elang Mahkota Teknologi Tbk. PT	3,975,100	108,698
GoTo Gojek Tokopedia Tbk. PT(1)	204,178,900	889,614
Gudang Garam Tbk. PT(1)	100,500	105,482
Indah Kiat Pulp & Paper Tbk. PT	574,600	327,881
Indocement Tunggal Prakarsa Tbk. PT	157,900	71,067
Indofood CBP Sukses Makmur Tbk. PT	340,600	277,366
Indofood Sukses Makmur Tbk. PT	819,000	381,450
Indosat Tbk. PT	205,800	148,941
Jasa Marga (Persero) Tbk. PT	881,800	287,514
Kalbe Farma Tbk. PT	8,791,300	1,000,377
Map Aktif Adiperkasa PT	2,430,400	150,916
Medikaloka Hermina Tbk. PT(5)	1,797,000	181,033
Mitra Adiperkasa Tbk. PT	1,435,700	167,267
Mitra Keluarga Karyasehat Tbk. PT(5)	935,900	196,258
Perusahaan Gas Negara Tbk. PT	1,528,700	144,760
Petrindo Jaya Kreasi Tbk. PT(1)	312,100	154,571
Sarana Menara Nusantara Tbk. PT	2,210,000	124,666
Semen Indonesia Persero Tbk. PT	863,000	216,140
Sumber Alfaria Trijaya Tbk. PT	1,624,400	339,830
Telkom Indonesia Persero Tbk. PT	5,936,400	1,175,490
Transcoal Pacific Tbk. PT	204,900	94,433
Unilever Indonesia Tbk. PT	677,300	98,597
United Tractors Tbk. PT	602,400	1,081,938
Vale Indonesia Tbk. PT(1)	546,594	146,999
		$ 13,771,826
Jordan — 0.6%
Arab Bank PLC	175,680	$ 1,045,669
Arab Potash	16,692	616,134
Capital Bank of Jordan	20,818	54,929
International General Insurance Holdings Ltd.	22,000	418,000
Jordan Ahli Bank	68,253	98,952
Jordan Islamic Bank	19,244	110,505
Jordan Petroleum Refinery Co.	74,590	504,312
Jordan Phosphate Mines	11,600	183,206
Jordanian Electric Power Co.	64,308	189,618
		$ 3,221,325
Kazakhstan — 0.6%
Freedom Holding Corp.(1)	2,400	$ 227,424
Halyk Savings Bank of Kazakhstan JSC GDR(5)	78,555	1,383,118
Kaspi.KZ JSC ADR	3,710	393,223
KCell JSC GDR(1)(3)(5)	203,224	0
NAC Kazatomprom JSC GDR(5)	32,207	1,175,555
		$ 3,179,320

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kenya — 0.5%
ABSA Bank Kenya PLC	527,120	$ 57,734
East African Breweries PLC	566,176	666,157
Equity Group Holdings PLC	2,016,900	689,307
KCB Group PLC	804,860	216,316
Safaricom PLC	10,697,900	1,239,943
		$ 2,869,457
Kuwait — 1.2%
Agility Global PLC	731,742	$ 243,169
Agility Public Warehousing Co. KSC	365,871	262,410
Al Ahli Bank of Kuwait KSCP	100,908	90,121
Boubyan Bank KSCP	87,000	162,589
Boubyan Petrochemicals Co. KSCP	95,970	201,042
Gulf Bank KSCP	184,018	182,878
Gulf Cables & Electrical Industries Group Co. KSCP	13,228	67,625
Humansoft Holding Co. KSC	18,898	168,563
Kuwait Finance House KSCP	634,551	1,489,687
Kuwait Projects Co. Holding KSCP(1)	309,344	98,548
Mabanee Co. KPSC	240,136	658,726
Mobile Telecommunications Co. KSCP	387,776	603,608
National Bank of Kuwait SAKP	521,493	1,509,186
National Industries Group Holding SAK	427,001	312,328
		$ 6,050,480
Lebanon — 0.0%
Bank Audi SAL GDR(1)(3)(5)	15,000	$ 0
		$ 0
Lithuania — 0.4%
Apranga PVA	85,161	$ 266,771
KN Energies AB	1,044,642	266,475
Panevezio Statybos Trestas(1)	114,366	61,819
Rokiskio Suris	157,707	593,145
Siauliu Bankas AB	931,034	747,524
		$ 1,935,734
Malaysia — 2.7%
Agmo Holdings Bhd.(1)	6,633	$ 921
Axiata Group Bhd.	392,075	238,986
Bumi Armada Bhd.(1)	605,000	69,073
CelcomDigi Bhd.	243,800	220,162
CIMB Group Holdings Bhd.	147,724	289,072
Dialog Group Bhd.	991,150	517,373
Fraser & Neave Holdings Bhd.	26,000	196,910
Gamuda Bhd.	171,300	335,103
Genting Bhd.	509,700	522,064
Security	Shares	Value
Malaysia (continued)
Genting Malaysia Bhd.	569,900	$ 334,588
Greatech Technology Bhd.(1)	281,600	144,973
Hartalega Holdings Bhd.	367,000	248,449
Hibiscus Petroleum Bhd.	144,200	70,253
Hong Leong Bank Bhd.	26,500	138,746
IGB Real Estate Investment Trust	438,200	226,905
IHH Healthcare Bhd.	1,001,200	1,734,914
IJM Corp. Bhd.	448,340	319,020
Inari Amertron Bhd.	1,398,150	984,379
KPJ Healthcare Bhd.	443,100	227,493
Kuala Lumpur Kepong Bhd.	29,450	146,408
Mah Sing Group Bhd.	659,800	275,025
Malayan Banking Bhd.	132,286	336,259
Malaysia Airports Holdings Bhd.	54,400	137,847
Malaysian Pacific Industries Bhd.	31,800	204,937
Maxis Bhd.	136,700	130,977
MISC Bhd.	55,240	104,564
Mr DIY Group M Bhd.(4)	547,200	280,612
My EG Services Bhd.	3,439,300	741,781
Petronas Dagangan Bhd.	100,700	436,186
Petronas Gas Bhd.	50,974	222,503
PPB Group Bhd.	21,360	74,775
Press Metal Aluminium Holdings Bhd.	503,200	618,644
Public Bank Bhd.	342,790	378,913
RHB Bank Bhd.	70,159	105,147
Riverstone Holdings Ltd.	446,600	306,907
SD Guthrie Bhd.	207,609	240,817
Sime Darby Bhd.	217,645	129,771
Sunway Bhd.	243,900	248,250
Sunway Real Estate Investment Trust	512,000	211,467
Supermax Corp. Bhd.(1)	1,357,600	273,485
Telekom Malaysia Bhd.	119,100	193,487
Tenaga Nasional Bhd.	132,831	465,715
Top Glove Corp. Bhd.(1)	1,545,920	375,082
VS Industry Bhd.	1,701,750	406,063
Yinson Holdings Bhd.	320,000	207,791
		$ 14,072,797
Mauritius — 0.6%
Alteo Ltd.	383,939	$ 103,918
CIEL Ltd.	3,055,969	562,500
CIM Financial Services Ltd.	471,828	122,302
IBL Ltd.	160,284	143,127
Lavastone Ltd.	2,649,077	92,386
Lighthouse Properties PLC	824,036	374,488
MCB Group Ltd.	93,106	892,400

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mauritius (continued)
Miwa Sugar Ltd.	383,939	$ 87,889
Phoenix Beverages Ltd.	23,053	252,629
Rogers & Co. Ltd.	296,925	232,480
SBM Holdings Ltd.	806,564	96,685
Terra Mauricia Ltd.	84,900	38,903
United Basalt Products Ltd.	64,613	114,667
		$ 3,114,374
Mexico — 4.3%
Alfa SAB de CV, Series A	606,820	$ 497,414
Alpek SAB de CV(2)	57,000	36,939
Alsea SAB de CV	233,400	642,472
America Movil SAB de CV, Series B	4,195,790	3,445,705
Arca Continental SAB de CV	25,800	241,058
Cemex SAB de CV, Series CPO(2)	1,727,318	1,057,094
Coca-Cola Femsa SAB de CV	37,610	332,320
Concentradora Fibra Danhos SA de CV	243,100	259,644
Controladora Axtel SAB de CV(1)(2)	606,820	9,554
Corp. Inmobiliaria Vesta SAB de CV(2)	156,000	420,463
El Puerto de Liverpool SAB de CV, Class C1(2)	113,100	676,302
Empresas ICA SAB de CV(1)(2)(3)	21,849	0
FIBRA Macquarie Mexico(4)	201,713	322,700
Fibra Uno Administracion SA de CV	693,267	807,344
Fomento Economico Mexicano SAB de CV, Series UBD	125,000	1,232,415
GCC SAB de CV(2)	21,400	160,255
Genomma Lab Internacional SAB de CV, Class B	144,400	166,108
Gruma SAB de CV, Class B	13,000	240,893
Grupo Aeroportuario del Centro Norte SAB de CV	52,500	442,824
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	61,900	1,072,828
Grupo Aeroportuario del Sureste SAB de CV, Class B(2)	27,954	789,938
Grupo Bimbo SAB de CV, Series A(2)	137,408	472,519
Grupo Carso SAB de CV, Series A1(2)	91,500	564,800
Grupo Comercial Chedraui SA de CV(2)	17,000	127,332
Grupo Elektra SAB de CV(3)	3,319	127,427
Grupo Financiero Banorte SAB de CV, Class O	98,000	697,497
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	266,716	607,798
Grupo Mexico SAB de CV, Series B	347,656	1,942,212
Grupo Televisa SAB, Series CPO(2)	318,600	161,161
Industrias Penoles SAB de CV(1)(2)	18,649	247,201
Kimberly-Clark de Mexico SAB de CV, Class A	77,110	124,927
Megacable Holdings SAB de CV	55,900	116,342
Nemak SAB de CV(1)(2)(4)	1,641,216	165,038
Ollamani SAB(1)(2)	13,023	24,578
Operadora De Sites Mexicanos SAB de CV(2)	233,764	184,138
Orbia Advance Corp. SAB de CV(2)	138,967	141,014
Prologis Property Mexico SA de CV	175,932	575,241
Security	Shares	Value
Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	34,350	$ 325,636
Sitios Latinoamerica SAB de CV(1)(2)	226,904	40,910
Ternium SA ADR	7,422	273,946
TF Administradora Industrial S de Real de CV	208,000	401,845
Vista Energy SAB de CV ADR(1)	35,400	1,563,972
Wal-Mart de Mexico SAB de CV	317,964	959,382
		$ 22,699,186
Morocco — 0.6%
Attijariwafa Bank	10,279	$ 574,372
Bank of Africa	8,972	178,113
Banque Centrale Populaire	4,384	129,733
Co. Sucrerie Marocaine et de Raffinage	21,862	428,885
Itissalat Al-Maghrib	57,814	558,626
Label Vie	406	187,548
LafargeHolcim Maroc SA	1,507	290,725
Managem SA	1,189	337,199
Societe d'Exploitation des Ports	8,886	430,996
TAQA Morocco SA	1,079	160,914
		$ 3,277,111
Nigeria — 0.2%
Dangote Cement PLC	2,841,985	$ 905,908
		$ 905,908
Oman — 0.5%
Al Anwar Ceramic Tiles Co. SAOG	72,000	$ 31,729
Bank Dhofar SAOG	227,558	92,841
Bank Muscat SAOG	1,226,680	802,727
Bank Nizwa SAOG	634,842	174,939
National Bank of Oman SAOG	263,458	198,318
Oman Cement Co. SAOG	99,831	100,186
Oman Flour Mills Co. SAOG	72,230	91,676
Oman Telecommunications Co. SAOG	244,062	625,694
Omani Qatari Telecommunications Co. SAOG	204,765	147,914
Renaissance Services SAOG	235,753	246,644
Sembcorp Salalah Power & Water Co. SAOG	377,934	107,975
Sohar International Bank SAOG	626,550	222,970
		$ 2,843,613
Pakistan — 0.6%
Engro Corp. Ltd.	65,568	$ 71,681
Fauji Fertilizer Co. Ltd.	167,205	133,249
Habib Bank Ltd.	133,780	61,209
Hub Power Co. Ltd.	798,066	342,160
IBEX Holdings Ltd.(1)	5,700	113,886

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pakistan (continued)
Lucky Cement Ltd.	54,383	$ 173,008
Mari Petroleum Co. Ltd.	304,929	467,056
MCB Bank Ltd.	142,514	123,118
Meezan Bank Ltd.	116,683	96,513
Millat Tractors Ltd.	78,763	156,587
Nishat Mills Ltd.	155,957	34,520
Oil & Gas Development Co. Ltd.	494,129	256,014
Pakistan Oilfields Ltd.	106,634	240,021
Pakistan Petroleum Ltd.	551,877	212,420
Pakistan State Oil Co. Ltd.	220,668	128,162
Systems Ltd.	213,759	311,903
TRG Pakistan(1)	154,478	27,093
United Bank Ltd.	156,946	165,276
		$ 3,113,876
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	18,300	$ 594,567
Copa Holdings SA, Class A	6,374	598,136
		$ 1,192,703
Peru — 1.2%
Alicorp SAA(1)	36,694	$ 66,323
Cia de Minas Buenaventura SAA ADR	74,256	1,027,703
Credicorp Ltd.	9,496	1,718,491
Ferreycorp SAA	63,418	49,272
Orygen Peru SAA	158,058	96,365
Southern Copper Corp.(2)	26,878	3,108,979
		$ 6,067,133
Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	151,700	$ 100,647
Aboitiz Power Corp.	570,100	387,441
ACEN Corp.	1,854,088	178,110
Alliance Global Group, Inc.	413,400	69,206
Ayala Corp.	16,128	193,689
Ayala Land, Inc.	272,408	177,417
Ayala Land, Inc. GDR, PFC Shares(3)	3,534,608	0
Bank of the Philippine Islands	114,488	277,316
BDO Unibank, Inc.	111,964	317,045
Bloomberry Resorts Corp.(1)	627,500	90,655
Century Pacific Food, Inc.	620,600	421,300
Globe Telecom, Inc.	5,509	223,336
International Container Terminal Services, Inc.	49,220	356,692
JG Summit Holdings, Inc.	298,772	148,280
Jollibee Foods Corp.	98,940	474,592
Manila Electric Co.	56,804	444,483
Security	Shares	Value
Philippines (continued)
Megaworld Corp.	2,140,300	$ 82,249
Metropolitan Bank & Trust Co.	78,099	109,822
Monde Nissin Corp.(4)	1,566,500	283,750
Nickel Asia Corp.	705,988	45,313
PLDT, Inc.	20,100	533,591
Puregold Price Club, Inc.	190,740	107,128
San Miguel Corp.	74,510	119,850
Semirara Mining & Power Corp.	321,220	186,320
SM Investments Corp.	37,080	633,562
SM Prime Holdings, Inc.	501,550	288,804
Universal Robina Corp.	175,710	326,137
		$ 6,576,735
Poland — 2.5%
11 bit studios SA(1)	831	$ 67,575
Allegro.eu SA(1)(4)	74,767	676,005
Asseco Poland SA	22,948	518,899
Bank Millennium SA(1)	92,916	205,347
Bank Polska Kasa Opieki SA	14,024	535,434
Budimex SA	5,686	882,303
CCC SA(1)	12,600	555,150
CD Projekt SA	19,659	889,547
Cyfrowy Polsat SA(1)(2)	64,007	211,907
Dino Polska SA(1)(4)	10,788	982,019
Grupa Kety SA	1,884	403,657
InPost SA(1)	27,708	523,130
Jastrzebska Spolka Weglowa SA(1)(2)	8,300	55,707
KGHM Polska Miedz SA	25,007	1,034,089
KRUK SA	1,376	158,501
LPP SA	216	885,365
mBank SA(1)	1,527	245,026
Neuca SA	578	125,615
Orange Polska SA	221,853	486,623
ORLEN SA	115,772	1,680,413
PGE Polska Grupa Energetyczna SA(1)	140,840	263,238
Powszechna Kasa Oszczednosci Bank Polski SA	60,399	880,145
Powszechny Zaklad Ubezpieczen SA	41,676	455,602
Santander Bank Polska SA	2,500	295,421
Tauron Polska Energia SA(1)	282,720	245,798
		$ 13,262,516
Qatar — 1.2%
Al Meera Consumer Goods Co. QSC	28,548	$ 117,459
Barwa Real Estate Co.	320,609	251,194
Commercial Bank PSQC	116,405	140,429
Gulf International Services QSC	460,440	409,762

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Qatar (continued)
Industries Qatar QSC	267,679	$ 957,798
Masraf Al Rayan QSC	186,973	126,810
Medicare Group	83,820	107,405
Mesaieed Petrochemical Holding Co.	705,600	315,424
Ooredoo QPSC	112,086	360,585
Qatar Aluminum Manufacturing Co.	276,600	99,087
Qatar Electricity & Water Co. QSC	73,498	318,463
Qatar Fuel QSC	38,116	159,609
Qatar Gas Transport Co. Ltd.	621,419	741,518
Qatar Insurance Co. SAQ	126,000	75,883
Qatar International Islamic Bank QSC	65,027	196,251
Qatar Islamic Bank QPSC	70,363	412,632
Qatar National Bank QPSC	182,353	849,072
Qatar National Cement Co. QSC	133,280	134,887
United Development Co. QSC	491,981	157,439
Vodafone Qatar QSC	395,921	204,176
		$ 6,135,883
Romania — 0.6%
Banca Transilvania SA	91,338	$ 565,410
BRD-Groupe Societe Generale SA	33,206	155,898
OMV Petrom SA	6,202,475	1,010,804
Societatea Energetica Electrica SA	51,840	158,737
Societatea Nationala de Gaze Naturale ROMGAZ SA	577,224	717,623
Societatea Nationala Nuclearelectrica SA	18,481	174,557
Transgaz SA Medias	42,481	218,587
		$ 3,001,616
Russia(6) — 0.0%
Aeroflot PJSC(1)(3)	91,240	$ 0
Evraz PLC(1)(3)	124,952	0
Federal Grid Co.-Rosseti PJSC(1)(3)	202,080,946	0
GMK Norilskiy Nickel PAO(3)	961,000	0
Inter RAO UES PJSC(3)	13,202,001	0
Magnit PJSC(3)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(3)	240,670	0
Mobile TeleSystems PJSC(3)	175,093	0
Moscow Exchange MICEX-RTS PJSC(3)	55,681	0
Mosenergo PJSC(3)	5,882,962	0
Novatek PJSC(3)	64,840	0
OGK-2 PJSC(1)(3)	20,114,000	0
PhosAgro PJSC(3)	5,758	0
PhosAgro PJSC GDR(1)(3)	112	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(3)	83,050	0
Rostelecom PJSC(3)	154,538	0
Security	Shares	Value
Russia (continued)
RusHydro PJSC(1)(3)	51,763,952	$ 0
Sberbank of Russia PJSC(3)	371,510	0
Severstal PAO GDR(1)(3)(5)	40,244	0
Sistema AFK PAO(3)	595,500	0
Surgutneftegas PJSC, PFC Shares(3)	388,817	0
Transneft PJSC, PFC Shares(3)	7,000	0
Unipro PJSC(1)(3)	5,780,000	0
		$ 0
Saudi Arabia — 4.2%
Abdullah Al Othaim Markets Co.	80,310	$ 255,012
Advanced Petrochemical Co.(1)	6,812	70,460
Al Babtain Power & Telecommunication Co.	25,152	295,434
Al Hammadi Holding	27,426	312,551
Al Jouf Agricultural Development Co.	5,930	101,169
Al Rajhi Bank	38,410	895,079
Alandalus Property Co.	23,113	150,330
Aldrees Petroleum and Transport Services Co.	9,885	352,202
Alinma Bank	33,521	255,089
Almarai Co. JSC	33,005	485,875
Arabian Centres Co. Ltd.(4)	26,200	152,675
Arabian Internet & Communications Services Co.	2,019	151,933
Arriyadh Development Co.	15,994	119,505
Bank AlBilad	20,837	219,375
Banque Saudi Fransi	14,851	127,792
Batic Investments and Logistic Co.(1)	116,000	118,850
Bawan Co.	19,236	214,823
Catrion Catering Holding Co.	10,213	302,585
Dallah Healthcare Co.	10,498	450,629
Dar Al Arkan Real Estate Development Co.(1)	105,317	438,254
Dr. Sulaiman Al Habib Medical Services Group Co.	21,511	1,700,890
Emaar Economic City(1)	83,030	194,187
Etihad Etisalat Co.	44,585	611,831
Jarir Marketing Co.	117,587	412,421
Leejam Sports Co. JSC	8,274	455,789
Maharah Human Resources Co.	76,800	144,208
Middle East Healthcare Co.(1)	13,996	270,426
Mouwasat Medical Services Co.	26,503	706,632
Nahdi Medical Co.	4,265	149,647
National Agriculture Development Co.(1)	21,203	157,001
National Gas & Industrialization Co.	15,924	450,080
National Medical Care Co.	7,751	427,024
Riyad Bank	30,309	201,683
Riyad REIT Fund	60,724	112,892
SABIC Agri-Nutrients Co.	7,322	232,016
Sahara International Petrochemical Co.	13,750	107,624

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
Saudi Arabian Mining Co.(1)	37,091	$ 483,171
Saudi Arabian Oil Co.(4)	271,406	1,962,660
Saudi Automotive Services Co.	21,798	498,554
Saudi Basic Industries Corp.	26,677	532,679
Saudi Ceramic Co.(1)	18,457	160,561
Saudi Chemical Co. Holding	152,398	466,526
Saudi Electricity Co.	277,959	1,235,714
Saudi Ground Services Co.	28,577	393,945
Saudi Industrial Investment Group	13,394	69,994
Saudi Kayan Petrochemical Co.(1)	56,284	126,131
Saudi National Bank	47,512	436,039
Saudi Public Transport Co.(1)	15,777	90,750
Saudi Real Estate Co.(1)	42,607	307,301
Saudi Research & Media Group(1)	4,167	320,056
Saudi Telecom Co.	132,832	1,547,935
Saudia Dairy & Foodstuff Co.	4,222	424,280
Savola Group(1)	43,419	312,750
Seera Group Holding(1)	55,132	352,627
Sustained Infrastructure Holding Co.	15,031	122,777
United Electronics Co.	18,141	459,838
United International Transportation Co.	6,221	144,499
Yanbu National Petrochemical Co.	8,737	99,503
		$ 22,352,263
Slovenia — 0.6%
Cinkarna Celje DD	1,730	$ 54,824
Krka DD Novo mesto	15,329	2,319,821
Luka Koper	1,451	62,985
Nova Ljubljanska Banka DD(4)	1,700	227,354
Petrol DD Ljubljana	5,640	187,732
Pozavarovalnica Sava DD	3,334	147,959
Zavarovalnica Triglav DD	3,019	127,820
		$ 3,128,495
South Africa — 5.4%
Altron Ltd., Class A	163,786	$ 163,155
Anglo American Platinum Ltd.(2)	3,440	123,747
Aspen Pharmacare Holdings Ltd.(2)	193,502	2,179,807
AVI Ltd.	44,358	281,796
Barloworld Ltd.	52,046	260,191
Bid Corp. Ltd.(2)	45,434	1,164,898
Bidvest Group Ltd.(2)	178,962	3,034,105
Burstone Group Ltd.	204,859	113,966
Clicks Group Ltd.	35,599	817,532
Discovery Ltd.	21,152	210,629
Equites Property Fund Ltd.	201,368	167,937
Security	Shares	Value
South Africa (continued)
Exxaro Resources Ltd.(2)	101,055	$ 1,003,217
FirstRand Ltd.	257,541	1,235,502
Fortress Real Estate Investments Ltd., Class B(2)	294,436	350,101
Foschini Group Ltd.	27,249	245,727
Gold Fields Ltd.	57,741	895,441
Growthpoint Properties Ltd.	455,708	369,828
Harmony Gold Mining Co. Ltd.	38,900	399,253
Hyprop Investments Ltd.	154,616	411,565
Impala Platinum Holdings Ltd.(1)	54,907	307,739
Kumba Iron Ore Ltd.	7,137	165,716
Lesaka Technologies, Inc.(1)(2)	20,900	104,500
Life Healthcare Group Holdings Ltd.	371,186	343,721
Momentum Group Ltd.	55,756	95,206
Mr Price Group Ltd.	16,841	263,669
MTN Group Ltd.	375,215	1,992,423
MultiChoice Group(1)	52,660	333,105
Naspers Ltd., Class N	16,328	3,959,747
NEPI Rockcastle NV(2)	96,719	819,828
Netcare Ltd.	423,193	377,982
Northam Platinum Holdings Ltd.	26,725	168,842
Pick n Pay Stores Ltd.(1)	61,328	91,588
PSG Financial Services Ltd.	311,088	328,972
Redefine Properties Ltd.	1,436,323	415,098
Resilient REIT Ltd.	80,290	272,885
Reunert Ltd.	55,719	261,537
SA Corporate Real Estate Ltd.	932,087	165,253
Sanlam Ltd.	47,771	242,986
Santam Ltd.	7,291	155,433
Sappi Ltd.	45,650	127,911
Sasol Ltd.	38,279	257,093
Shoprite Holdings Ltd.	57,942	989,610
Sibanye Stillwater Ltd.(1)	143,547	148,325
SPAR Group Ltd.(1)	30,000	234,655
Standard Bank Group Ltd.	30,572	428,127
Telkom SA SOC Ltd.(1)	68,155	104,081
Thungela Resources Ltd.	41,855	266,598
Tiger Brands Ltd.	16,500	222,848
Truworths International Ltd.(2)	29,366	185,122
Vodacom Group Ltd.	117,111	743,366
Vukile Property Fund Ltd.	369,342	390,076
Woolworths Holdings Ltd.	68,586	270,327
		$ 28,662,766
South Korea — 4.5%
ABLBio, Inc.(1)	6,502	$ 153,635
Alteogen, Inc.(1)	1,871	465,924

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
AMOREPACIFIC Corp.	2,754	$ 308,332
AMOREPACIFIC Group	5,071	107,645
BGF Retail Co. Ltd.	905	79,071
Celltrion Pharm, Inc.(1)	2,832	148,654
Celltrion, Inc.	9,820	1,462,127
Chabiotech Co. Ltd.(1)	4,545	59,214
Cheil Worldwide, Inc.	11,267	157,793
CJ CheilJedang Corp.	810	187,852
CJ Corp.	1,100	99,689
Cosmax, Inc.	1,200	133,526
CosmoAM&T Co. Ltd.(1)	600	57,467
Coupang, Inc.(1)	6,700	164,485
Coway Co. Ltd.	3,444	173,813
Daewoo Industrial Development Co. Ltd.(1)	3,501	0
DL E&C Co. Ltd.	4,736	107,109
DL Holdings Co. Ltd.	1,888	62,996
E-MART, Inc.	1,921	86,818
Green Cross Corp.	1,257	145,125
GS Holdings Corp.	2,483	80,437
GS Retail Co. Ltd.	5,100	82,694
Hana Financial Group, Inc.	3,314	148,705
Hankook Tire & Technology Co. Ltd.	3,124	98,462
Hanmi Pharm Co. Ltd.	1,361	334,585
Hanmi Science Co. Ltd.	3,183	77,460
Hanmi Semiconductor Co. Ltd.	1,400	116,580
Hanwha Corp.	6,800	150,440
Hanwha Solutions Corp.	8,764	173,638
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,784	254,821
HLB Life Science Co. Ltd.(1)	7,250	60,362
HLB, Inc.(1)	5,860	381,040
HMM Co. Ltd.	6,394	90,541
Hotel Shilla Co. Ltd.	2,448	89,570
HYBE Co. Ltd.	834	107,480
Hyosung TNC Corp.	213	51,582
Hyundai Engineering & Construction Co. Ltd.	3,203	74,553
Hyundai Glovis Co. Ltd.	2,744	255,645
Hyundai Mobis Co. Ltd.	2,118	350,775
Hyundai Motor Co.	4,179	778,307
Hyundai Steel Co.	3,100	65,960
JYP Entertainment Corp.	1,303	50,115
Kakao Corp.	12,769	351,844
Kangwon Land, Inc.	9,384	121,416
KB Financial Group, Inc.	2,517	155,305
Kia Corp.	6,357	484,059
KIWOOM Securities Co. Ltd.	2,085	206,777
Korea Zinc Co. Ltd.	295	154,525
Security	Shares	Value
South Korea (continued)
Korean Air Lines Co. Ltd.	6,176	$ 105,937
Krafton, Inc.(1)	1,400	364,199
KT&G Corp.	8,217	681,221
Kum Yang Co. Ltd.(1)	1,200	48,059
Kumho Petrochemical Co. Ltd.	1,229	147,651
L&F Co. Ltd.(1)	386	33,425
LG Chem Ltd.	1,592	432,113
LG Chem Ltd., PFC Shares	300	55,728
LG Corp.	5,307	318,939
LG Display Co. Ltd.(1)	8,289	69,146
LG Electronics, Inc.	4,500	358,314
LG Energy Solution Ltd.(1)	298	94,014
LG H&H Co. Ltd.	913	263,141
LG Innotek Co. Ltd.	1,100	183,159
LG Uplus Corp.	22,484	168,250
LigaChem Biosciences, Inc.(1)	1,888	141,645
Lotte Chemical Corp.	827	64,026
LS Corp.	761	71,544
Naver Corp.	6,310	812,760
NCSoft Corp.	883	128,450
NongShim Co. Ltd.	480	141,093
Orion Corp.	2,576	191,180
POSCO Holdings, Inc.	2,076	609,452
S-1 Corp.	2,867	128,568
Samsung Biologics Co. Ltd.(1)(4)	1,017	756,450
Samsung C&T Corp.	1,958	205,082
Samsung Electro-Mechanics Co. Ltd.	1,336	135,061
Samsung Electronics Co. Ltd.	73,430	3,432,028
Samsung SDI Co. Ltd.	1,002	289,313
Samsung SDS Co. Ltd.	659	77,603
Samyang Foods Co. Ltd.	677	281,829
Seegene, Inc.	3,878	72,852
Shinhan Financial Group Co. Ltd.	5,915	250,870
Shinsegae, Inc.	779	94,485
SK Chemicals Co. Ltd.	1,155	45,021
SK Hynix, Inc.	7,577	1,014,081
SK Innovation Co. Ltd.(1)	7,056	632,043
SK Telecom Co. Ltd.	3,158	134,484
SK, Inc.	1,290	150,847
S-Oil Corp.	4,000	187,682
ST Pharm Co. Ltd.	1,947	149,755
Yuhan Corp.	7,064	770,488
Zyle Motors Corp.(1)(3)	4,895	0
		$ 23,800,941

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sri Lanka — 0.6%
Access Engineering PLC	955,420	$ 75,509
Alumex PLC(1)	2,884,726	117,096
Browns Investments PLC(1)	10,592,107	214,769
Ceylon Tobacco Co. PLC	96,609	387,445
Chevron Lubricants Lanka PLC	216,091	89,074
Commercial Bank of Ceylon PLC	399,832	137,471
Dialog Axiata PLC	8,242,013	264,364
Hatton National Bank PLC	215,435	149,327
Hayleys PLC	255,312	86,096
Hemas Holdings PLC	342,755	90,384
John Keells Holdings PLC	767,255	463,562
Lanka IOC PLC	232,155	90,190
Melstacorp PLC	555,767	159,881
National Development Bank PLC	313,109	82,738
Nations Trust Bank PLC	184,728	77,388
Piramal Glass Ceylon PLC	1,161,908	113,699
Sampath Bank PLC	611,958	160,008
Teejay Lanka PLC	1,870,121	256,882
Tokyo Cement Co. Lanka PLC	584,895	85,461
		$ 3,101,344
Taiwan — 7.9%
Accton Technology Corp.	13,000	$ 217,511
Advantech Co. Ltd.	16,890	171,135
AirTAC International Group	10,000	286,411
ASE Technology Holding Co. Ltd.	77,247	366,344
Asia Cement Corp.	125,967	189,619
Asustek Computer, Inc.	18,174	315,726
AUO Corp.	145,600	78,086
Bizlink Holding, Inc.	17,602	254,725
Bora Pharmaceuticals Co. Ltd.	11,690	276,583
Caliway Biopharmaceuticals Co. Ltd.(1)	7,877	146,494
Catcher Technology Co. Ltd.	27,100	202,271
Cathay Financial Holding Co. Ltd.	193,989	407,328
Center Laboratories, Inc.	153,938	233,826
Chailease Holding Co. Ltd.	20,408	104,968
Cheng Shin Rubber Industry Co. Ltd.	186,010	303,656
China Airlines Ltd.	272,963	185,212
China Petrochemical Development Corp.(1)	407,426	121,811
China Steel Corp.	579,815	422,872
Chroma ATE, Inc.	20,000	234,819
Chung-Hsin Electric & Machinery Manufacturing Corp.	49,000	266,964
Chunghwa Telecom Co. Ltd.	437,780	1,732,830
Compal Electronics, Inc.	138,000	144,810
CTBC Financial Holding Co. Ltd.	284,000	309,154
Delta Electronics, Inc.	31,356	374,110
Security	Shares	Value
Taiwan (continued)
E Ink Holdings, Inc.	25,000	$ 231,746
E.Sun Financial Holding Co. Ltd.	174,950	154,746
Eclat Textile Co. Ltd.	24,000	411,845
EirGenix, Inc.(1)	33,000	92,484
EVA Airways Corp.	223,334	264,381
Evergreen Marine Corp. Taiwan Ltd.	115,113	731,581
Far Eastern Department Stores Ltd.	176,642	151,503
Far Eastern New Century Corp.	470,313	567,460
Far EasTone Telecommunications Co. Ltd.	184,776	528,825
Feng Hsin Steel Co. Ltd.	40,000	107,320
First Financial Holding Co. Ltd.	194,033	167,907
Formosa Chemicals & Fibre Corp.	213,755	292,813
Formosa Petrochemical Corp.	128,153	212,846
Formosa Plastics Corp.	300,959	507,321
Formosa Taffeta Co. Ltd.	193,000	127,208
Fortune Electric Co. Ltd.	7,700	152,640
Fubon Financial Holding Co. Ltd.	104,704	298,089
Fulgent Sun International Holding Co. Ltd.	25,000	97,636
Gamania Digital Entertainment Co. Ltd.	52,000	128,142
Giant Manufacturing Co. Ltd.	25,420	179,144
Globalwafers Co. Ltd.	7,000	100,345
Goldsun Building Materials Co. Ltd.	143,000	236,162
Grape King Bio Ltd.	17,000	76,971
Great Wall Enterprise Co. Ltd.	110,602	179,528
Highwealth Construction Corp.	260,661	370,965
Hiwin Technologies Corp.	19,233	129,780
Hon Hai Precision Industry Co. Ltd.	170,806	1,005,682
Hota Industrial Manufacturing Co. Ltd.	47,000	84,822
Hotai Motor Co. Ltd.	32,640	726,104
Hua Nan Financial Holdings Co. Ltd.	178,243	144,620
Huaku Development Co. Ltd.	36,300	152,688
Innolux Corp.	156,302	79,542
International Games System Co. Ltd.	36,000	1,121,274
Inventec Corp.	91,000	123,652
Kenda Rubber Industrial Co. Ltd.	112,351	110,147
KGI Financial Holding Co. Ltd.	290,000	151,017
Kinpo Electronics	229,000	156,803
Largan Precision Co. Ltd.	2,042	163,690
Lien Hwa Industrial Holdings Corp.	118,102	229,814
Lite-On Technology Corp.	57,000	178,882
Lotus Pharmaceutical Co. Ltd.	41,000	340,451
Makalot Industrial Co. Ltd.	14,280	157,983
MediaTek, Inc.	21,664	798,438
Mega Financial Holding Co. Ltd.	198,358	246,239
Merida Industry Co. Ltd.	44,907	326,551
Microbio Co. Ltd.(1)	114,774	149,008

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Micro-Star International Co. Ltd.	22,000	$ 120,269
momo.com, Inc.	9,009	112,337
Nan Kang Rubber Tire Co. Ltd.(1)	100,819	156,762
Nan Ya Plastics Corp.	332,378	481,821
Nanya Technology Corp.(1)	51,165	76,467
Nien Made Enterprise Co. Ltd.	27,000	432,310
Novatek Microelectronics Corp.	15,479	252,019
OBI Pharma, Inc.(1)	46,742	111,333
Panion & BF Biotech, Inc.	19,000	54,958
Pegatron Corp.	36,486	118,383
Pegavision Corp.	8,685	122,985
PharmaEngine, Inc.	25,000	70,600
PharmaEssentia Corp.(1)	29,000	580,720
Pharmally International Holding Co. Ltd.(1)(3)	38,000	0
Polaris Group(1)	80,000	139,149
Pou Chen Corp.	321,309	365,524
Poya International Co. Ltd.	7,000	116,884
President Chain Store Corp.	59,716	555,414
Quanta Computer, Inc.	35,000	291,698
Realtek Semiconductor Corp.	17,542	260,368
Ruentex Development Co. Ltd.	173,824	268,098
Ruentex Industries Ltd.	76,421	187,763
Sanyang Motor Co. Ltd.	131,000	301,584
Shanghai Commercial & Savings Bank Ltd.	105,184	128,012
Simplo Technology Co. Ltd.	12,652	141,153
Sino-American Silicon Products, Inc.	18,000	100,528
SinoPac Financial Holdings Co. Ltd.	277,339	212,443
Standard Foods Corp.	129,000	160,710
Synmosa Biopharma Corp.	97,873	116,005
Synnex Technology International Corp.	30,569	69,668
TA Chen Stainless Pipe	143,016	156,205
TaiDoc Technology Corp.	20,000	97,999
Tainan Spinning Co. Ltd.	359,407	183,498
Taishin Financial Holding Co. Ltd.	296,928	172,343
Taiwan Cooperative Financial Holding Co. Ltd.	235,824	192,688
Taiwan Fertilizer Co. Ltd.	53,000	96,866
Taiwan High Speed Rail Corp.	159,000	148,300
Taiwan Hon Chuan Enterprise Co. Ltd.	42,000	215,809
Taiwan Mobile Co. Ltd.	190,858	693,421
Taiwan Semiconductor Manufacturing Co. Ltd.	257,747	7,772,136
Tatung Co. Ltd.(1)	171,000	264,957
TCC Group Holdings Co. Ltd.	288,497	307,384
TCI Co. Ltd.	17,000	73,642
Tong Yang Industry Co. Ltd.	86,000	287,583
TTY Biopharm Co. Ltd.	48,780	113,104
Tung Ho Steel Enterprise Corp.	49,000	122,413
Security	Shares	Value
Taiwan (continued)
Unimicron Technology Corp.	39,000	$ 177,098
Uni-President Enterprises Corp.	557,588	1,525,631
United Microelectronics Corp.	188,323	317,412
Vanguard International Semiconductor Corp.	32,544	106,354
Voltronic Power Technology Corp.	3,000	191,757
Walsin Lihwa Corp.	326,980	360,949
Wan Hai Lines Ltd.	84,000	259,344
Wistron Corp.	125,000	398,663
Wiwynn Corp.	3,000	162,601
Yageo Corp.	7,683	151,240
Yang Ming Marine Transport Corp.	83,000	180,686
YFY, Inc.	101,000	105,441
Yieh Phui Enterprise Co. Ltd.	90,234	45,108
Yuanta Financial Holding Co. Ltd.	284,535	284,449
Yulon Motor Co. Ltd.	92,928	176,011
YungShin Global Holding Corp.	59,000	114,145
		$ 41,855,262
Thailand — 5.3%
Advanced Info Service PCL(7)	158,500	$ 1,278,981
Airports of Thailand PCL(7)	553,800	1,097,905
Amata Corp. PCL(7)	203,300	157,612
AP Thailand PCL(7)	549,560	170,516
B Grimm Power PCL(7)	139,300	103,197
Bangkok Bank PCL(7)	42,500	198,144
Bangkok Chain Hospital PCL(7)	621,500	347,475
Bangkok Dusit Medical Services PCL, Class F(7)	1,796,700	1,668,820
Bangkok Expressway & Metro PCL(7)	1,093,054	276,998
Banpu PCL(7)	803,800	175,159
BTS Group Holdings PCL(1)(7)	533,700	74,328
Bumrungrad Hospital PCL(7)	203,300	1,690,008
Central Pattana PCL(7)	214,700	444,217
Central Retail Corp. PCL(7)	442,800	423,796
CH. Karnchang PCL(7)	194,800	122,362
Charoen Pokphand Foods PCL(7)	416,300	308,630
Chularat Hospital PCL(7)	3,340,700	281,365
CP ALL PCL(7)	441,900	895,646
CP Axtra PCL(7)	187,200	188,771
Delta Electronics (Thailand) PCL(7)	1,977,100	6,530,681
Electricity Generating PCL(7)	15,400	58,917
Gulf Energy Development PCL(7)	757,700	1,333,635
Hana Microelectronics PCL(7)	343,300	433,430
Home Product Center PCL(7)	912,260	293,111
Indorama Ventures PCL(7)	467,971	358,159
Intouch Holdings PCL(7)	125,500	359,649
Kasikornbank PCL(7)	62,500	290,988

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
KCE Electronics PCL(7)	317,900	$ 382,253
Kiatnakin Phatra Bank PCL(7)	28,900	45,738
Krung Thai Bank PCL(7)	407,925	260,128
Land & Houses PCL(7)	670,500	132,685
Mega Lifesciences PCL(7)	234,200	286,454
Minor International PCL(7)	896,936	785,033
Osotspa PCL(7)	196,800	140,714
Plan B Media PCL(7)	483,200	122,026
PTT Exploration & Production PCL(7)	197,016	803,591
PTT Global Chemical PCL(7)	257,205	237,772
PTT Oil & Retail Business PCL(7)	367,100	199,737
PTT PCL(7)	1,115,900	1,176,213
Quality Houses PCL(7)	1,804,283	108,255
Ratch Group PCL(7)	152,400	152,271
SCB X PCL(7)	50,500	170,626
SCG Packaging PCL(7)	263,500	236,232
Siam Cement PCL(7)	75,611	563,211
Siam Global House PCL(7)	564,436	276,554
Star Petroleum Refining PCL(7)	362,600	79,389
Supalai PCL(7)	148,400	94,672
SVI PCL(7)	380,300	85,702
Thai Beverage PCL(7)	714,200	296,997
Thai Oil PCL(7)	100,900	161,003
Thai Union Group PCL(7)	480,092	217,305
TPI Polene PCL(7)	2,914,200	107,714
True Corp. PCL(1)(7)	3,065,704	1,064,607
TTW PCL(7)	236,900	68,801
WHA Corp. PCL(7)	1,492,700	252,847
		$ 28,071,030
Tunisia — 0.5%
Attijari Bank	10,689	$ 187,500
Banque de Tunisie	113,230	191,218
Banque Internationale Arabe de Tunisie	7,902	278,386
Carthage Cement(1)	371,834	249,355
Euro Cycles SA	24,412	102,861
Poulina Group	91,623	270,705
Societe D'Articles Hygieniques SA	117,118	388,675
Societe Frigorifique et Brasserie de Tunis SA	158,405	630,069
Telnet Holding	44,345	84,633
Union Internationale de Banques SA	23,405	173,177
		$ 2,556,579
Turkey — 4.3%
Akbank TAS	270,991	$ 487,323
Aksa Akrilik Kimya Sanayii AS	527,196	141,640
Security	Shares	Value
Turkey (continued)
Aksa Enerji Uretim AS	306,798	$ 343,408
Alarko Holding AS	34,678	95,801
Anadolu Efes Biracilik Ve Malt Sanayii AS	39,166	224,814
Arcelik AS(1)	94,450	398,035
Aygaz AS	100,427	443,103
Baticim Bati Anadolu Cimento Sanayii AS(1)	17,823	90,805
BIM Birlesik Magazalar AS	111,133	1,609,973
Biotrend Cevre VE Enerji Yatirimlari AS(1)	226,365	104,008
Cimsa Cimento Sanayi VE Ticaret AS	83,927	85,834
Coca-Cola Icecek AS	232,793	387,894
Dogan Sirketler Grubu Holding AS	395,182	174,479
Dogus Otomotiv Servis ve Ticaret AS	16,807	107,240
EGE Endustri VE Ticaret AS	456	143,617
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	1,985,507	696,375
Enerjisa Enerji AS(4)	255,322	442,520
Enka Insaat ve Sanayi AS	101,883	134,858
Eregli Demir ve Celik Fabrikalari TAS	364,778	570,999
Fenerbahce Futbol AS(1)	27,500	91,388
Ford Otomotiv Sanayi AS	26,106	699,585
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	61,786	162,630
Gubre Fabrikalari TAS(1)	11,586	69,643
Haci Omer Sabanci Holding AS	73,522	208,883
Hektas Ticaret TAS(1)	168,714	22,008
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	106,159	129,904
Is Gayrimenkul Yatirim Ortakligi AS(1)	927,266	475,155
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	219,426	172,260
KOC Holding AS	129,168	710,134
Koza Altin Isletmeleri AS(1)	247,800	168,100
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	48,179	96,631
Logo Yazilim Sanayi Ve Ticaret AS	147,998	393,199
Margun Enerji Uretim Sanayi VE Ticaret AS(1)	223,652	143,852
Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	111,900	294,997
Migros Ticaret AS	32,232	423,559
MLP Saglik Hizmetleri AS(1)(4)	99,775	953,017
Nuh Cimento Sanayi AS	12,278	93,236
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	1,320,894	249,817
Oyak Cimento Fabrikalari AS(1)	68,480	132,674
Pegasus Hava Tasimaciligi AS(1)	50,156	349,661
Petkim Petrokimya Holding AS(1)	282,818	186,984
Reeder Teknoloji Sanayi VE Ticaret AS(1)	217,727	163,655
Sasa Polyester Sanayi AS(1)	1,713,512	215,215
Selcuk Ecza Deposu Ticaret ve Sanayi AS	128,343	256,694
Sok Marketler Ticaret AS	108,409	152,627
Tofas Turk Otomobil Fabrikasi AS	46,630	293,346
Turk Hava Yollari AO(1)	67,141	558,492

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Turk Telekomunikasyon AS(1)	417,089	$ 607,338
Turk Traktor ve Ziraat Makineleri AS	3,320	68,470
Turkcell Iletisim Hizmetleri AS	1,060,818	2,953,567
Turkiye Is Bankasi AS, Class C	782,177	320,571
Turkiye Petrol Rafinerileri AS	598,067	2,707,247
Turkiye Sise ve Cam Fabrikalari AS	149,987	188,759
Ulker Biskuvi Sanayi AS(1)	72,512	296,777
Vestel Elektronik Sanayi ve Ticaret AS(1)	57,591	108,520
Yapi ve Kredi Bankasi AS	316,986	285,997
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,504,758	432,693
Zorlu Enerji Elektrik Uretim AS(1)	1,298,501	160,375
		$ 22,680,386
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	99,231	$ 227,471
Abu Dhabi National Oil Co. for Distribution PJSC	1,048,909	1,032,794
ADNOC Drilling Co. PJSC	922,000	1,186,320
Adnoc Gas PLC	476,000	412,269
ADNOC Logistics & Services	148,200	215,936
Agthia Group PJSC	145,477	308,981
Air Arabia PJSC	646,580	482,482
Aldar Properties PJSC	753,712	1,541,993
Americana Restaurants International PLC	241,700	174,441
Apex Investment Co. PSC(1)	234,400	253,133
Borouge PLC	209,800	141,626
Dana Gas PJSC(1)	1,234,795	215,122
Dubai Electricity & Water Authority PJSC	2,100,300	1,457,977
Dubai Investments PJSC	527,093	299,945
Emaar Properties PJSC	520,324	1,234,516
Emirates Telecommunications Group Co. PJSC	249,055	1,254,196
EMSTEEL Building Materials PJSC(1)	208,300	72,589
Fertiglobe PLC	463,700	329,531
First Abu Dhabi Bank PJSC	296,080	1,106,994
Ghitha Holding PJSC(1)	6,700	51,491
Modon Holding PSC(1)	189,500	195,432
Multiply Group PJSC(1)	382,500	245,797
		$ 12,441,036
United States — 0.0%(8)
Powerfleet, Inc.(1)	1	$ 5
		$ 5
Vietnam — 2.3%
Bamboo Capital Group JSC(1)	221,870	$ 58,914
Bank for Foreign Trade of Vietnam JSC(1)	297,112	1,113,198
Bank for Investment & Development of Vietnam JSC(1)	57,584	116,455
Security	Shares	Value
Vietnam (continued)
Binh Minh Plastics JSC	29,100	$ 140,519
Development Investment Construction JSC(1)	301,811	284,252
Digiworld Corp.	150,540	286,286
Duc Giang Chemicals JSC	101,000	474,306
FLC Faros Construction JSC(1)(3)	6	0
FPT Digital Retail JSC(1)	68,195	493,769
Gelex Group JSC(1)	203,200	179,221
Ha Do Group JSC	111,100	126,370
HAGL JSC(1)	283,740	124,925
Ho Chi Minh City Infrastructure Investment JSC	86,800	54,592
Hoa Phat Group JSC(1)	1,318,232	1,411,133
Hoa Sen Group	163,770	141,471
Hoang Huy Investment Financial Services JSC(1)	267,400	196,455
Idico Corp. JSC	90,200	211,010
KIDO Group Corp.	48,035	100,997
Kinh Bac City Development Holding Corp.(1)	327,160	374,613
Masan Group Corp.(1)	229,632	705,821
Nam Kim Steel JSC(1)	183,000	163,770
Novaland Investment Group Corp.(1)	123,800	55,438
PC1 Group JSC(1)	110,745	130,367
PetroVietnam Drilling & Well Services JSC(1)	459,477	518,300
Petrovietnam Fertilizer & Chemicals JSC	80,500	116,558
PetroVietnam Gas JSC	96,814	288,723
PetroVietnam Nhon Trach 2 Power JSC	91,200	73,542
PetroVietnam Power Corp.(1)	1,201,300	639,139
PetroVietnam Technical Services Corp.	92,872	154,339
Petrovietnam Transportation Corp.	115,280	130,894
Saigon - Hanoi Commercial Joint Stock Bank	136,921	61,208
Saigon Beer Alcohol Beverage Corp.	45,800	107,615
SSI Securities Corp.	158,403	179,276
Tasco JSC(1)	130,800	87,189
Thanh Thanh Cong - Bien Hoa JSC(1)	125,232	65,701
Vietcap Securities JSC	79,599	118,470
Vietjet Aviation JSC(1)	91,994	393,612
Vietnam Construction and Import-Export JSC(1)	129,719	98,666
Vietnam Dairy Products JSC	319,848	911,647
Viglacera Corp. JSC(1)	76,800	135,959
Vincom Retail JSC(1)	229,413	177,596
Vingroup JSC(1)	320,579	546,935
Vinh Hoan Corp.	54,240	159,888
Vinhomes JSC(1)(4)	228,500	397,483
		$ 12,306,622
Total Common Stocks (identified cost $284,900,067)		$527,010,433

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 0.0%(8)
Security	Principal Amount (000's omitted)		Value
Oman — 0.0%(8)
Nizwa Sukuk Co., 6.00%, 7/25/29	OMR	28	$ 7,592
Total Convertible Bonds (identified cost $9,841)			$ 7,592

Rights — 0.0%(8)
Security	Shares	Value
Morocco — 0.0%(8)
Bank of Africa, Exp. 10/7/24(1)	12	$ 4
		$ 4
Thailand — 0.0%
BTS Group Holdings PCL, Exp. 10/24/24(1)	229,711	$ 0
		$ 0
Vietnam — 0.0%(8)
SSI Securities Corp., Exp. 11/7/24(1)	132,003	$ 6,932
		$ 6,932
Total Rights (identified cost $0)		$ 6,936

Warrants — 0.0%(8)
Security	Shares	Value
VS Industry Bhd., Exp. 9/5/26(1)	170,175	$ 7,635
Total Warrants (identified cost $0)		$ 7,635

Short-Term Investments — 0.9%
Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(9)	4,678,154	$ 4,678,154
Total Securities Lending Collateral (identified cost $4,678,154)		$ 4,678,154
Total Short-Term Investments (identified cost $4,678,154)		$ 4,678,154
Value
Total Investments — 100.9% (identified cost $289,588,062)	$531,710,750
Other Assets, Less Liabilities — (0.9)%	$ (4,791,409)
Net Assets — 100.0%	$526,919,341
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $19,111,889 and the total market value of the collateral received by the Fund was $20,239,858, comprised of cash of $4,678,154 and U.S. government and/or agencies securities of $15,561,704.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $20,476,962 or 3.9% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of these securities is $3,499,812 or 0.7% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	Amount is less than 0.05%.
(9)	Represents investment of cash collateral received in connection with securities lending.

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.0%	$63,184,286
Consumer Discretionary	10.3	54,362,856
Industrials	10.3	54,105,228
Consumer Staples	9.7	51,114,415
Communication Services	9.7	51,086,472
Information Technology	9.6	50,368,310
Materials	9.4	49,532,640
Health Care	9.2	48,598,606
Energy	8.8	46,360,971
Utilities	5.8	30,631,905
Real Estate	5.2	27,686,907
Short-Term Investments	0.9	4,678,154
Total Investments	100.9%	$531,710,750
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
Currency Abbreviations:
OMR	– Omani Rial
The Fund did not have any open derivative instruments at September 30, 2024.
Affiliated Investments
Transactions in the Fund’s investment in funds that may be deemed to be affiliated for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,483,401	$5,225,271	$(6,708,672)	$ —	$ —	$ —	$2,714	—
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 3,656,613	$ 44,569,780	$ —	$ 48,226,393
Asia	10,363,794	270,050,857	221,109	280,635,760
Developed Europe	214,200	3,259,558	—	3,473,758
Emerging Europe	235,843	63,960,414	—	64,196,257
Latin America	64,123,833	10,159,575	127,427	74,410,835
Middle East	418,000	55,649,425	0	56,067,425
North America	5	—	—	5
Total Common Stocks	$79,012,288	$447,649,609**	$348,536	$527,010,433
Convertible Bonds	$ 7,592	$ —	$ —	$ 7,592
Rights	6,936	0	—	6,936
Warrants	7,635	—	—	7,635
Short-Term Investments	4,678,154	—	—	4,678,154
Total Investments	$83,712,605	$447,649,609	$348,536	$531,710,750
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.